Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We proactively identify and assess material risks associated with cybersecurity threats to our information systems and the data contained within them. This ongoing process includes continuous monitoring and evaluation of the threat environment using a combination of methods, such as manual and automated tools, subscribing to threat intelligence reports and services, analyzing threat actor reports, conducting vulnerability scans, and performing regular risk assessments.

Our third-party IT service provider plays a critical role in continuously monitoring the cybersecurity landscape, identifying potential risks, and implementing necessary defensive measures. The service provider promptly communicates any potential threats or incidents to our management team and Board of Directors. Ongoing collaboration between our management team and the service provider ensures a dynamic exchange of information and a coordinated response strategy.

To date, we are not aware of any material risks from cybersecurity threats, including incidents, that have significantly impacted or are likely to impact our Group’s business strategy, operations, or financial condition. For further details, refer to “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business—Technology and Cybersecurity Risks.”

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we are not aware of any material risks from cybersecurity threats, including incidents, that have significantly impacted or are likely to impact our Group’s business strategy, operations, or financial condition. For further details, refer to “Item 3. Key Information—D. Risk Factors—Risks Relating to Our Business—Technology and Cybersecurity Risks.
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

The Board of Directors has primary oversight responsibility for managing cybersecurity risks within the organization. At the management level, the Chief Executive Officer, Chief Financial Officer, and Vice President of Operations are responsible for assessing and addressing material cybersecurity risks and incidents. They regularly engage with our IT service provider and business operations teams to review cybersecurity performance metrics, identify top risks, and evaluate the progress of cybersecurity programs and initiatives.

As of the date of this report, the Company has not encountered any cybersecurity incidents deemed material to the Company as a whole.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors has primary oversight responsibility for managing cybersecurity risks within the organization. At the management level, the Chief Executive Officer, Chief Financial Officer, and Vice President of Operations are responsible for assessing and addressing material cybersecurity risks and incidents.